Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 390	£ 424
Other provisions, ending balance	275	390
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	307	319
Additions	94	191
Amounts utilised	(184)	(125)
Unused amounts reversed	(54)	(76)
Exchange and other movements	28	(2)
Other provisions, ending balance	191	307
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	76	126
Additions	8	27
Amounts utilised	(41)	(43)
Unused amounts reversed	(19)	(28)
Exchange and other movements	3	(6)
Other provisions, ending balance	27	76
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	104	77
Additions	46	99
Amounts utilised	(94)	(54)
Unused amounts reversed	(7)	(16)
Exchange and other movements	1	(2)
Other provisions, ending balance	50	104
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	9	13
Additions	3	3
Amounts utilised	(3)	(3)
Unused amounts reversed	(2)	(3)
Exchange and other movements	0	(1)
Other provisions, ending balance	7	9
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	118	103
Additions	37	62
Amounts utilised	(46)	(25)
Unused amounts reversed	(26)	(29)
Exchange and other movements	24	7
Other provisions, ending balance	107	118
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	83	105
Net change in expected credit loss provision and other movements	1	(22)
Other provisions, ending balance	£ 84	£ 83